SHARE WARRANT OBLIGATIONS - Fair Value Assumptions (Details)		12 Months Ended
	Dec. 16, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	May 06, 2021 $ / shares
Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)		$ 0.7
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)				$ 11.5
Warrant price ($) (in USD per share)		0.45	$ 2.73
Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)		11.50	11.50
Share price ($) (in USD per share)		$ 2.24	$ 9.94
Expected warrant life (years)		3 years 3 months 29 days	4 years 3 months 29 days
Option pricing model | Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	$ 2.80
Share price ($) (in USD per share)	$ 2.54
Expected warrant life (years)	5 years
Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)		$ 5.66	$ 5.66
Share price ($) (in USD per share)		$ 2.24	$ 9.94
Expected warrant life (years)		5 years 6 months	6 years 6 months
Warrant | Volatility (%) | Option pricing model | Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.4446
Warrant | Volatility (%) | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions		0.50	0.40
Warrant | Volatility (%) | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions		0.43	0.40
Warrant | Risk-free interest rate (%) | Option pricing model | Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.0307
Warrant | Risk-free interest rate (%) | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions		0.0368	0.0127
Warrant | Risk-free interest rate (%) | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions		0.0338	0.0127